DERIVATIVE INSTRUMENTS	12 Months Ended
Jan. 29, 2012
DERIVATIVE INSTRUMENTS

NOTE 7 — DERIVATIVE INSTRUMENTS

The Company maintained interest rate swap agreements to exchange fixed and variable rate interest payment obligations without the exchange of the underlying principal amounts. At execution, the swaps were designated as hedging the exposure to variable cash flows of a forecasted transaction, whereby the Company pays fixed interest and receives variable interest, effectively converting $400 million of floating-rate debt to fixed rate debt. Swaps with a combined $200 million notional value matured on January 31, 2010. The remaining swaps with a combined $200 million notional value matured on January 31, 2011, the first day of fiscal 2011. As of January 30, 2011, the fair value of the swaps was a liability of $1 million and was included in Other current liabilities in the Consolidated Balance Sheet.

The following tables summarize the weighted average rates and notional amounts of these agreements for the periods presented (dollars in millions).

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Weighted average notional value outstanding	–	$200	$400
Weighted average fixed rate paid	–	3.9%	3.8%
Weighted average floating rate received	–	0.3%	0.3%
	As of
	January 29, 2012	January 30, 2011
Weighted average notional value outstanding	–	$200
Weighted average fixed rate paid	–	3.9%
Weighted average floating rate received	–	0.3%

A subsidiary of Lehman Brothers Holdings, Inc. (“Lehman”) is the original counterparty to these interest rate swap agreements. The expected and ultimate filing of bankruptcy by Lehman caused HD Supply to conclude on September 12, 2008 (the “date of de-designation”) that the ability of the counterparty to meet its obligations under the swap agreements was remote. Therefore, on September 12, 2008, HD Supply removed the designation of the swaps as cash flow hedges, discontinued hedge accounting and considered these swaps economic hedges until their expiration. On June 16, 2009, Lehman assigned the counterparty position on the two interest rate swaps that matured on January 31, 2011 to Wells Fargo Foothill, LLC.

On the date of de-designation, the aggregate fair value of the swaps was a liability of $6 million. In accordance with the derivatives and hedging principles of U.S. GAAP (ASC 815, Derivatives and Hedging), the net loss was retained in Accumulated other comprehensive income (loss) (“OCI”) and was reclassified into earnings in the same periods in which the original hedged forecasted transactions affected earnings. As of January 30, 2011, all of the unrealized losses have been reclassified from OCI into Interest expense. Changes in the fair value of the swaps following the date of de-designation were recognized in earnings.

The following table summarizes the location and amounts of the gains or losses related to derivatives included in HD Supply’s consolidated financial statements for the periods presented (amounts in millions):

	Location of gain (loss) in statement of operations	Fiscal 2011	Fiscal 2010	Fiscal 2009
Changes in fair value	Other income (expense), net	$ 1	$ (6)	$ 11
Amortization of net loss remaining in OCI at de-designation	Interest (expense)	–	(2)	(3)
Settlements	Interest (expense)	–	(8)	(14)